CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, par value per share	₪ 0.6	₪ 0.6
Ordinary shares, shares authorized	60,000,000	40,000,000
Ordinary shares, shares issued	20,518,794	11,765,678
Ordinary shares, shares outstanding	20,515,536	11,762,420